UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

December 31, 2011 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

TECHNOLOGY — 20.9%
Arris Group, Inc.*	602,800	$6,522,296
Arrow Electronics, Inc.*	2,232,200	83,506,602
Avnet, Inc. *	2,454,700	76,316,623
Interdigital, Inc.	367,465	16,010,450
VEECO Instruments Inc.*	464,900	9,669,920
Western Digital Corporation*	2,016,100	62,398,295
		$254,424,186
OIL FIELD SERVICES — 19.7%
Atwood Oceanics, Inc.*	630,400	$25,083,616
Baker Hughes Incorporated	428,772	20,855,470
Ensco PLC	1,900,800	89,185,536
Helmerich & Payne, Inc.	179,500	10,475,620
Patterson-UTI Energy, Inc.	735,300	14,691,294
Rowan Companies, Inc.*	2,634,000	79,889,220
		$240,180,756
OIL AND GAS EXPLORATION — 11.3%
Cabot Oil & Gas Corporation	94,900	$7,202,910
Cimarex Energy Co.	229,700	14,218,430
Newfield Exploration Company*	645,312	24,347,622
Rosetta Resources, Inc.*	1,551,322	67,482,507
SM Energy Company	341,900	24,992,890
		$138,244,359
INDUSTRIAL PRODUCTS — 7.8%
Oshkosh Truck Corporation*	1,266,900	$27,086,322
Trinity Industries, Inc.	2,253,028	67,726,022
		$94,812,344
RETAILING — 6.6%
Foot Locker, Inc.	1,814,516	$43,258,061
Signet Jewelers Limited*	855,000	37,585,800
		$80,843,861
HEALTHCARE— 2.4%
Amerigroup Corporation*	496,800	$29,350,944

BASIC MATERIALS — 1.1%
Reliance Steel & Aluminum Co.	275,308	$13,404,747

FINANCIAL — 0.9%
Federated Investors, Inc. (Class B)	678,600	$10,280,790

BUSINESS SERVICES — 0.2%
Devry Inc.	53,600	$2,061,456

TOTAL COMMON STOCKS — 70.9% (Cost $508,909,121)		$863,603,443

U.S. TREASURIES
U.S. Treasury Note — 0.875% 01/31/12	$170,000,000	$170,107,100
U.S. Treasury Note — 1% 03/31/12	80,000,000	80,184,000
U.S. Treasury Bill— 0.045% 06/21/12	50,000,000	49,988,195
TOTAL U.S. TREASURIES — 24.6% (Cost $301,083,390)		$300,279,295
TOTAL INVESTMENT SECURITIES — 95.5% (Cost $809,992,511)		$1,163,882,738

SHORT-TERM INVESTMENTS — 4.6% (Cost $55,961,892)
State Street Bank Repurchase Agreement — 0.01% 01/03/12	$5,962,000	$5,962,003
(Collateralized by $5,850,000 Principal Amount U.S. Treasury Note - 1.5% 2016, Market Value $6,084,000)
Exxon Mobil Corporation — 0.02% 01/04/12	40,000,000	39,999,934
Chevron Funding Corporation — 0.02% 01/09/12	10,000,000	9,999,955
TOTAL SHORT-TERM INVESTMENTS		$55,961,892

TOTAL INVESTMENTS — 100.1% (Cost $865,954,403) — NOTE 2		$1,219,844,630
Other assets and liabilities, net — (0.1)%		(966,539)
NET ASSETS — 100.0%		$1,218,878,091

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith, or under the direction of, the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 during the three months ended December 31, 2011. The following table presents the valuation levels of the Fund’s investments as of December 31, 2011:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$863,603,443	—	—	$863,603,443
U.S. Treasuries	—	$300,279,295	—	300,279,295
Short-Term Investments	—	55,961,892	—	55,961,892
Total Investments	$863,603,443	$356,241,187	—	$1,219,844,630

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$362,074,703
Gross unrealized depreciation:	(8,184,476)
Net unrealized appreciation:	$353,890,227

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ RIKARD B. EKSTRAND
Rikard B. Ekstrand, Co-Chief Executive Officer
(Principal Executive Officer)

Date:       February 29, 2012

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:       February 29, 2012